Consolidated balance sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	296,000,000	296,000,000
Common Stock, shares issued	92,803,389	87,543,173
Treasury Stock, shares, at cost	3,585,098	3,377,599